LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$ (2,489)	$ (9,590)	$ (56,582)
Adjusted net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. used in calculating net loss per ordinary share -diluted	$ (2,489)	$ (9,590)	$ (56,582)
Denominator:
Weighted average number of shares used in calculating net loss per ordinary share -basic	221,126,969	225,940,602	226,248,599
Weighted average number of shares used in calculating net loss per ordinary share - diluted	221,126,969	225,940,602	226,248,599
Net loss per ordinary share - basic	$ (0.01)	$ (0.04)	$ (0.25)
Net loss per ordinary share - diluted	$ (0.01)	$ (0.04)	$ (0.25)
Employee Stock Option
Denominator:
Shares excluded from the calculation of diluted loss per share	6,842,494	5,734,080	4,423,900
Nonvested shares
Denominator:
Shares excluded from the calculation of diluted loss per share	104,000	150,000	46,000